UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California          11/16/09
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        28
                                               -------------

Form 13F Information Table Value Total:        $329,639
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                   COLUMN 2         COLUMN 3        COLUMN 4  COLUMN 5      COLUMN 6       COLUMN 7     COLUMN 8

                                                               VALUE    SHRS OR        PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP           (x$1000)  PRN AMT SH/PRN CALL  DISCRETION MANAGERS SOLE  SHARED NONE

AGNICO EAGLE MINES LTD         COM              008474 10 8     10,178    150,000   SH                            150,000

COVANTA HLDG CORP              COM              22282E 10 2      9,350    550,000   SH                            550,000

DEERE & CO                     COM              244199 10 5        430      2,000   SH  PUT                         2,000

FIRST ADVANTAGE CORP           CL A             31845F 10 0      7,739    417,201   SH                            417,201

FIRST NIAGARA FINL GP INC      COM              33582V 10 8      5,549    450,000   SH                            450,000

GENERAL ELECTRIC CO            COM              369604 10 3        360     30,000   SH  PUT                        30,000

INTERCONTINENTALEXCHANGE INC   COM              45865v 10 0        915      3,200   SH  PUT                         3,200

ISHARES TR INDEX               COM              464287 90 1      1,611     11,000   SH  PUT                        11,000

L-3 COMMUNICATIONS HLDGS INC   COM              502424 10 4      7,317     91,100   SH                             91,100

LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M 30 2     15,690    750,000   SH                            750,000

LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M 50 0     23,333    750,000   SH                            750,000

LOCKHEED MARTIN CORP           COM              539830 10 9      6,348     81,300   SH                             81,300

LOEWS CORP                     COM              540424 10 8     10,275    300,000   SH                            300,000

NORTHROP GRUMMAN CORP          COM              666807 10 2      6,903    133,400   SH                            133,400

PEPSI BOTTLING GROUP INC       COM              713409 10 0     18,220    500,000   SH                            500,000

PEPSIAMERICAS INC              COM              71343P 20 0      7,140    250,000   SH                            250,000

PIER 1 IMPORTS INC             NOTE 6.375% 2/1  720279 AH 1        779  1,000,000   PRN                         1,000,000

RAYTHEON CO                    COM NEW          755111 50 7      7,637    159,200   SH                            159,200

SCHERING PLOUGH CORP           COM              806605 10 1     27,030    956,800   SH                            956,800

SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y 60 5     12,594    843,000   SH                            843,000

SPDR GOLD TRUST                COM              78463V 10 7      1,215      4,000   SH  CALL                        4,000

SPDR GOLD TRUST                GOLD SHS         78463V 10 7     51,155    517,500   SH                            517,500

VECTOR GROUP LTD               DBCV 5.750% 6/1  92240M AL 2     10,475 10,000,000   SH                         10,000,000

VERISIGN INC                   COM              92343E 10 2     25,467  1,075,000   SH                          1,075,000

VIRGIN MEDIA INC               COM              92769L 10 1      9,851    707,700   SH                            707,700

WYETH                          COM              983024 10 0        425     10,000   SH  PUT                        10,000

WYETH                          COM              983024 10 0      3,075      5,000   SH  CALL                        5,000

WYETH                          COM              983024 10 0     48,580  1,000,000   SH                          1,000,000